Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Schedule of trade receivables, net

Trade receivables, net:

	December 31,
	2020	2019
Open accounts (1)	$6,906	$6,279
Credit cards	108	158
Less—allowance for doubtful accounts	(1,432)	(930)
Trade receivables, net	$5,582	$5,507

(1)	Trade receivables generally have 90 day credit terms. Certain customers payments are made through monthly credit card transactions.

Schedule of allowance for doubtful account

Movement in allowance for doubtful accounts:

U.S. dollars in thousands
Balance as of January 1, 2019	$335
Provision for the year	835
Derecognition of bad debts	(240)
Balance as of December 31, 2019	930
Provision for the year	1,058
Derecognition of bad debts	(556)
Balance as of December 31, 2020	$1,432

Schedule of credit losses exposure

Following is information about the credit risk exposure of the Company’s trade receivables:

December 31, 2020:
	U.S. dollars in thousands
	Not past due	< 30 days	30 - 60 days	61 - 90 days	91 - 120 days	>120 days	Total
	U.S. dollars in thousands
Gross carrying amount	$1,757	$978	$673	$670	$418	$2,518	$7,014
Allowance for doubtful accounts	$4	$5	$7	$33	$159	$1,224	$1,432
Trade receivables, net	1,753	973	666	637	259	1,294	$5,582

December 31, 2019:
	U.S. dollars in thousands
	Not past due	< 30 days	30 - 60 days	61 - 90 days	91 - 120 days	>120 days	Total
	U.S. dollars in thousands
Gross carrying amount	$2,619	$1,133	$544	$461	$247	$1,433	$6,437
Allowance for doubtful accounts	$7	$11	$8	$32	$69	$803	$930
Trade receivables, net	2,612	1,122	536	429	178	630	$5,507